10. Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits
Wages and salaries	€ 11,587	€ 10,027	€ 7,475
Social security costs	1,620	1,092	931
Employee benefits	€ 13,207	€ 11,119	€ 8,406